Accounts receivable and other receivables (Tables)	6 Months Ended
Jun. 30, 2025
Credit Loss [Abstract]
Schedule of accounts receivables and other receivables

The Company’s accounts and other receivable are recorded at amortized cost. The accounts and other receivables balance consists of the following:

	June 30,	December 31,
	2025	2024
Accounts receivable	$2,638,591	$5,611,980
Other receivables	15,456	934
Total	2,654,047	5,612,914
Allowance for doubtful accounts	(164,512)	(84,088)
Total accounts and other receivables, net	$2,489,535	$5,528,826

Schedule of aging accounts receivable

The Company’s June 30, 2025 aging of accounts receivable is as follows:

1-30 Days	$2,450,239
31-60 Days	61,482
61-90 Days	24,606
91+ Days	117,720
Total accounts receivables	$2,654,047

The Company’s December 31, 2024 aging of accounts receivable is as follows:

1-30 Days	$5,481,279
31-60 Days	25,670
61-90 Days	21,986
91-180 Days	83,979
Total accounts receivables	$5,612,914